UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds:

BlackRock Emerging Market Allocation Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Emerging Market Allocation Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Azerbaijan — 0.4%
State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	$200	$187,500
Chile — 1.1%
Corp. Nacional del Cobre de Chile:
7.50%, 1/15/19	100	120,143
3.00%, 7/17/22	400	367,872
		488,015
China — 0.4%
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23	200	186,283
Hong Kong — 0.9%
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20	200	205,670
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 5/17/22	200	194,930
		400,600
India — 0.4%
Export-Import Bank of India, 4.00%, 1/14/23	200	180,302
Indonesia — 0.8%
Pertamina Persero PT, 5.25%, 5/23/21	200	190,500
Perusahaan Listrik Negara PT, 5.50%, 11/22/21	200	192,000
		382,500
Ireland — 0.7%
Russian Railways via RZD Capital PLC, 5.74%, 4/03/17	100	107,400
Vnesheconombank via VEB Finance PLC, 6.03%, 7/05/22	200	201,500
		308,900
Kazakhstan — 1.4%
KazMunayGas National Co. JSC:
9.13%, 7/02/18	400	477,000
5.75%, 4/30/43	200	169,224
		646,224
Luxembourg — 0.4%
Russian Agricultural Bank OJSC via RSHB Capital SA, 5.30%, 12/27/17	200	204,750
Malaysia — 1.2%
Penerbangan Malaysia Bhd, 5.63%, 3/15/16	100	108,736

Foreign Agency Obligations	Par (000)	Value
Malaysia (concluded)
Petronas Capital Ltd., 5.25%, 8/12/19	$400	$445,752
		554,488
Mexico — 1.3%
Pemex Project Funding Master Trust, 5.75%, 3/01/18	150	165,788
Petroleos Mexicanos:
3.50%, 1/30/23	320	289,360
6.50%, 6/02/41	130	132,941
		588,089
Netherlands — 0.5%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20	200	214,500
Philippines — 0.4%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	150	185,250
South Africa — 0.8%
Eskom Holdings SOC Ltd., 5.75%, 1/26/21	200	195,000
Transnet SOC Ltd., 4.00%, 7/26/22	200	175,190
		370,190
Venezuela — 0.5%
Petroleos de Venezuela SA, 8.50%, 11/02/17	330	256,080
Total Foreign Agency Obligations — 11.2%		5,153,671

Foreign Government Obligations
Argentine Republic Government International Bond:
8.28%, 12/31/33	119	73,292
2.50%, 12/31/38 (a)	345	122,475
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 7/12/20	100	101,500
Brazilian Government International Bond:
4.88%, 1/22/21	900	942,300
7.13%, 1/20/37	300	336,000
Bulgaria Government International Bond, 8.25%, 1/15/15	125	133,537
Chile Government International Bond, 2.25%, 10/30/22	250	225,625
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value
Colombia Government International Bond:
4.38%, 7/12/21	$800	$812,000
6.13%, 1/18/41	250	260,625
Costa Rica Government International Bond, 4.38%, 4/30/25	200	173,750
Croatia Government International Bond, 6.63%, 7/14/20	600	633,000
Dominican Republic International Bond:
9.04%, 1/23/18	87	95,636
7.50%, 5/06/21	100	109,125
5.88%, 4/18/24	100	95,500
Ecuador Government International Bond, 9.38%, 12/15/15	100	104,125
El Salvador Government International Bond:
5.88%, 1/30/25	300	274,500
7.63%, 2/01/41	150	139,500
The Export-Import Bank of China, 4.88%, 7/21/15	200	210,405
Guatemala Government Bond, 4.88%, 2/13/28	200	178,250
Hungary Government International Bond:
4.75%, 2/03/15	100	102,550
6.38%, 3/29/21	670	713,550
7.63%, 3/29/41	100	106,000
Indonesia Government International Bond:
3.75%, 4/25/22	600	541,500
8.50%, 10/12/35	100	119,250
7.75%, 1/17/38	200	222,500
Lebanon Government International Bond, 5.00%, 10/12/17	650	646,759
Lithuania Government International Bond, 7.38%, 2/11/20	500	596,750
Mexico Government International Bond:
3.63%, 3/15/22	400	393,600
6.75%, 9/27/34	100	116,000
4.75%, 3/08/44	330	290,400
Mongolia Government International Bond, 5.13%, 12/05/22	200	160,000
Morocco Government International Bond, 5.50%, 12/11/42	200	173,500
Pakistan Government International Bond, 6.88%, 6/01/17	100	99,000
Panama Government International Bond:
7.13%, 1/29/26	500	600,000

Foreign Government Obligations	Par (000)	Value
Panama Government International Bond (concluded):
6.70%, 1/26/36	$100	$111,750
Peruvian Government International Bond:
7.13%, 3/30/19	200	238,500
8.75%, 11/21/33	100	140,500
6.55%, 3/14/37	430	489,125
Philippine Government International Bond:
8.38%, 6/17/19	150	189,375
5.50%, 3/30/26	400	440,000
7.75%, 1/14/31	100	132,000
6.38%, 10/23/34	400	476,000
Poland Government International Bond:
5.00%, 10/19/15	200	214,380
5.13%, 4/21/21	700	761,600
Republic of Latvia, 2.75%, 1/12/20	350	333,200
Republic of Serbia, 4.88%, 2/25/20	400	381,000
Romanian Government International Bond, 4.38%, 8/22/23	300	284,625
Russian Foreign Bond - Eurobond:
5.00%, 4/29/20	900	955,125
12.75%, 6/24/28	100	168,500
South Africa Government International Bond, 5.88%, 5/30/22	500	527,500
Sri Lanka Government International Bond:
7.40%, 1/22/15	100	103,750
6.25%, 7/27/21	200	198,000
Turkey Government International Bond:
6.75%, 4/03/18	700	757,750
7.38%, 2/05/25	100	108,375
6.88%, 3/17/36	400	402,720
6.75%, 5/30/40	100	98,300
Ukraine Government International Bond, 7.80%, 11/28/22	200	169,000
Ukreximbank via Biz Finance PLC, 8.38%, 4/27/15	100	90,000
Uruguay Government International Bond:
8.00%, 11/18/22	100	123,500
7.63%, 3/21/36	300	364,875
Venezuela Government International Bond:
8.50%, 10/08/14	75	73,500
7.75%, 10/13/19	300	199,500
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	2

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value
Vietnam Government International Bond, 6.75%, 1/29/20	$200	$216,000
Total Foreign Government Obligations — 40.6%		18,650,954

Investment Companies	Shares
United States — 5.0%
iShares MSCI Frontier 100 ETF (b)	68,268	2,307,459
Total Long-Term Investments (Cost — $28,024,872) — 56.8%		26,112,084

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	19,895,068	$19,895,068
Total Short-Term Securities (Cost — $19,895,068) — 43.3%		19,895,068
Total Investments (Cost — $47,919,940*) — 100.1%		46,007,152
Liabilities in Excess of Other Assets — (0.1)%		(30,758)
Net Assets — 100.0%		$45,976,394
* As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$49,311,204
Gross unrealized appreciation		$323,989
Gross unrealized depreciation		(3,628,041)
Net unrealized depreciation		$(3,304,052)

Notes to Consolidated Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended January 31, 2014, for purposes of Section 2(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Shares Purchased	Shares Sold	Shares Held at January 31, 2014	Value at January 31, 2014	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,416,832	—	(521,764)[1]	19,895,068	$19,895,068	—	$2,530
iShares MSCI Frontier 100 ETF	99,142	—	(30,874)	68,268	2,307,459	$23,601	$4,526

1 Represents net shares sold.

(c)	Represents the current yield as of report date.

•	Total return swaps outstanding as of January 31, 2014 were as follows:[1]
Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation/ (Depreciation)		Net Value of Reference Entity
Equity Securities Long/Short:	Goldman Sachs & Co.	11/20/14 – 7/23/15	$1,426,087	$57,545	[2]	$1,459,195
	Goldman Sachs & Co.	12/03/14 – 9/15/15	$10,331,074	81,357	[3]	10,134,690
	UBS AG	6/13/14	$10,430,010	(161,845)[4]		10,163,473
Total				$(22,943)		$21,757,358

[1]	The Portfolio receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the total return swap.
[2]	Amount includes $24,437 of net dividends and financing fee due to/from the Portfolio and the counterparty.
[3]	Amount includes $277,741 of net dividends and financing fee due to/from the Portfolio and the counterparty.
[4]	Amount includes $104,692 of net dividends and financing fee due to/from the Portfolio and the counterparty.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depository Receipts
ETF	Exchange-Traded Fund
GDR	Global Depository Receipts
LIBOR	London InterBank Offered Rate
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depository Receipts
REIT	Real Estate Investment Trust

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2014, expiration dates 11/20/14-7/23/15:

Reference Entity - Long	Shares	Value
Argentina
MercadoLibre, Inc.	17	$1,640
Australia
BHP Billiton Ltd.	918	29,317
Fortescue Metals Group Ltd.	589	2,732
Iluka Resources Ltd.	145	1,107
Ramsay Health Care Ltd.	69	2,649
Rio Tinto Ltd.	303	17,217
Woodside Petroleum Ltd.	183	5,985
		59,007
Austria
AMS AG	4	492
Andritz AG	35	1,920
Erste Group Bank AG	86	3,120
Immofinanz AG NPV	371	1,750
Raiffeisen Bank International AG	40	1,534
Raiffeisen Bank International AG – Rights	40	—
Vienna Insurance Group AG	17	807
		9,623
Belgium
Anheuser-Busch InBev NV	296	28,370
KBC Groep NV	83	4,895
Solvay SA	18	2,513
		35,778
Canada
BlackBerry Ltd.	186	1,762
Brookfield Renewable Energy Partners LP	38	1,002
Eldorado Gold Corp.	249	1,583
First Quantum Minerals Ltd.	114	2,040
Franco-Nevada Corp.	56	2,718
Kinross Gold Corp.	387	1,775
Reference Entity - Long	Shares	Value
Canada (concluded)
Methanex Corp.	34	$2,033
New Gold, Inc.	163	935
Silver Wheaton Corp.	132	2,867
Teck Resources Ltd., Class B	108	2,599
Yamana Gold, Inc.	265	2,482
		21,796
China
FIH Mobile Ltd.	2,000	998
SINA Corp.	25	1,630
		2,628
Cyprus
Prosafe SE	147	981
Denmark
Carlsberg A/S, Class B	33	3,222
Chr Hansen Holding A/S	46	1,779
FLSmidth & Co. A/S	19	1,014
Rockwool International A/S, Class B Shares	6	1,088
		7,103
Finland
Cargotec OYJ	38	1,348
Kone OYJ, Class B	98	3,977
Metso OYJ	52	1,623
Nokia OYJ	702	4,858
Nokian Renkaat OYJ	19	799
Outotec OYJ	122	1,243
Valmet Corp.	52	439
Wartsila OYJ	39	2,112
		16,399
France
Airbus Group NV	157	11,123
Alcatel-Lucent	1,403	5,612
Alstom SA	71	2,006
ArcelorMittal	55	909
Arkema	18	1,917
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	4

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
France (concluded)
Bourbon SA	59	$1,626
Casino Guichard-Perrachon SA	40	4,123
CGG	63	936
Christian Dior SA	4	731
Danone SA	132	8,714
Edenred	80	2,232
Imerys SA	26	2,114
Ingenico	19	1,630
Lafarge SA	63	4,516
Pernod Ricard SA	62	6,658
Peugeot SA	128	1,964
Remy Cointreau SA	18	1,342
Renault SA	56	4,865
SEB SA	18	1,410
Societe BIC SA	17	1,956
Technip SA	31	2,643
Valeo SA	21	2,343
Vallourec SA	44	2,197
		73,567
Germany
Adidas AG	43	4,794
Aixtron SE	102	1,554
BASF SE	173	18,496
Bayerische Motoren Werke AG	118	12,809
Daimler AG, Registered Shares	198	16,538
Dialog Semiconductor PLC	81	1,571
Duerr AG	15	1,260
Fuchs Petrolub SE, Preference Shares	23	2,070
GEA Group AG	66	3,087
HeidelbergCement AG	41	3,043
Henkel AG & Co. KGaA, Preference Shares	80	8,660
Infineon Technologies AG	259	2,661
K+S AG, Registered Shares	68	2,037
Lanxess AG	29	1,901
MAN SE	34	4,139
Merck KGaA	48	7,432
Metro AG	68	2,796
Puma SE	5	1,419
Symrise AG	40	1,821
Volkswagen AG, Preference Shares	82	20,694
Wacker Chemie AG	18	2,135
		120,917
Greece — 0.0%
National Bank of Greece SA	440	1,948
Hong Kong — 0.2%
AIA Group Ltd.	2,200	10,141
ASM Pacific Technology Ltd.	100	936
Bank of East Asia Ltd.	400	1,520
BOC Hong Kong Holdings Ltd.	2,000	6,079
Reference Entity - Long	Shares	Value
Hong Kong (concluded)
Cathay Pacific Airways Ltd.	1,000	$2,080
Champion REIT	2,000	851
CLP Holdings Ltd.	500	3,772
Galaxy Entertainment Group Ltd.	1,000	9,775
Hang Lung Properties Ltd.	1,000	2,783
Hang Seng Bank Ltd.	300	4,710
Henderson Land Development Co., Ltd.	1,100	5,917
Hong Kong & China Gas Co., Ltd.	1,400	2,882
Hopewell Holdings Ltd.	500	1,732
Kerry Logistics Network Ltd.	250	422
Kerry Properties Ltd.	500	1,604
The Link REIT	1,000	4,522
Melco International Development Ltd.	1,000	3,628
MTR Corp.	1,000	3,543
New World Development Co., Ltd.	1,000	1,251
Sands China Ltd.	1,200	9,215
Sino Land Co., Ltd.	2,000	2,655
SJM Holdings Ltd.	2,000	6,199
Swire Pacific Ltd., Class A	500	5,388
Wharf Holdings Ltd.	1,000	6,807
Wynn Macau Ltd.	800	3,398
		101,810
Ireland
Accenture PLC, Class A	127	10,145
Israel
Bank Leumi Le-Israel BM	545	2,070
Israel Chemicals Ltd.	251	2,052
The Israel Corp. Ltd.	3	1,508
Mellanox Technologies Ltd.	29	1,081
		6,711
Italy
Fiat SpA	286	2,844
Pirelli & C SpA	166	2,670
Prysmian SpA	72	1,758
Saipem SpA	94	2,201
Tenaris SA	283	6,313
		15,786
Japan
FANUC Corp.	100	16,206
Murata Manufacturing Co., Ltd.	100	9,285
Nexon Co., Ltd.	200	1,728
Nitto Denko Corp.	100	4,446
Tokyo Electron Ltd.	100	5,214
Yamaha Motor Co., Ltd.	100	1,321
		38,200
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
Mauritius
Essar Energy PLC	459	$437
Netherlands
Akzo Nobel NV	48	3,452
ASM International NV	29	970
ASML Holding NV	91	7,701
Koninklijke Boskalis Westminster NV	39	1,870
NXP Semiconductor NV	52	2,514
SBM Offshore NV	71	1,370
Unilever NV CVA	568	21,193
		39,070
Niger
Chicago Bridge & Iron Co. NV	5	375
Norway
Petroleum Geo-Services ASA	77	799
Seadrill Ltd.	110	3,952
Telenor ASA	319	6,636
TGS Nopec Geophysical Co. ASA	36	934
Yara International ASA	51	2,106
		14,427
Portugal
Jeronimo Martins SGPS SA	137	2,342
Portugal Telecom SGPS SA, Registered Shares	397	1,745
		4,087
Republic of Korea
Amorepacific Corp.	2	1,880
Amorepacific Group	3	1,317
Cheil Worldwide, Inc.	50	1,300
CJ CheilJedang Corp.	5	1,231
CJ Corp.	11	1,206
Coway Co., Ltd.	29	1,879
Daewoo Engineering & Construction Co., Ltd.	150	950
Daewoo International Corp.	40	1,524
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	70	2,228
Doosan Heavy Industries & Construction Co., Ltd.	10	339
E-Mart Co., Ltd.	10	2,410
GS Holdings	35	1,659
Halla Visteon Climate Control Corp.	30	1,096
Hankook Tire Co., Ltd.	27	1,546
Hyundai Department Store Co., Ltd.	9	1,195
Hyundai Engineering & Construction Co., Ltd.	41	2,216
Hyundai Glovis Co., Ltd.	13	2,746
Reference Entity - Long	Shares	Value
Republic of Korea (concluded)
Hyundai Heavy Industries Co., Ltd.	15	$3,100
Hyundai Mipo Dockyard	8	1,283
Hyundai Mobis	17	4,869
Hyundai Motor Co.	39	8,464
Hyundai Steel Co.	31	2,183
Hyundai Wia Corp.	9	1,343
KCC Corp.	4	1,822
KEPCO Engineering & Construction Co., Inc.	14	881
Kia Motors Corp.	72	3,592
Korea Electric Power Corp.	130	4,239
Korea Gas Corp.	28	1,725
Korea Zinc Co., Ltd.	7	2,229
KT Corp.	100	2,894
KT&G Corp.	44	3,112
Kumho Petro chemical Co., Ltd.	12	971
LG Chem Ltd.	12	2,875
LG Display Co., Ltd.	70	1,635
LG Electronics, Inc.	31	1,888
LG Household & Health Care Ltd.	3	1,328
LG Uplus Corp.	150	1,536
Lotte Chemical Corp.	6	1,162
Lotte Shopping Co., Ltd.	6	2,123
NCSoft Corp.	8	1,471
Orion Corp.	2	1,626
POSCO	18	5,004
S-Oil Corp.	41	2,604
Samsung C&T Corp.	34	1,849
Samsung Electro-Mechanics Co., Ltd.	26	1,605
Samsung Electronics Co., Ltd.	27	31,974
Samsung Engineering Co., Ltd.	15	999
Samsung Heavy Industries Co., Ltd.	50	1,551
Samsung Life Insurance Co., Ltd.	45	4,317
Samsung SDI Co., Ltd.	17	2,256
Samsung Securities Co., Ltd.	26	1,047
Samsung Techwin Co., Ltd.	21	1,029
Seoul Semiconductor Co., Ltd.	25	1,066
SK C&C Co., Ltd.	19	2,196
SK Hynix, Inc.	150	5,226
SK Innovation Co., Ltd.	24	2,809
SK Telecom Co., Ltd.	18	3,627
		154,232
Singapore
Ascendas Real Estate Investment Trust	1,000	1,661
Avago Technologies Ltd.	55	3,005
CapitaCommercial Trust	1,000	1,110
CapitaLand Ltd.	2,000	4,308
CapitaMall Trust	1,000	1,459
CapitaMalls Asia Ltd.	1,000	1,375
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	6

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
Singapore (concluded)
Flextronics International Ltd.	213	$1,736
Genting Singapore PLC	3,000	3,230
Golden Agri-Resources Ltd.	4,000	1,624
Hutchison Port Holdings Trust	4,000	2,655
Keppel REIT	1,000	878
Noble Group Ltd.	1,000	742
Oversea-Chinese Banking Corp. Ltd.	1,000	7,266
SembCorp Marine Ltd.	1,000	3,177
Singapore Technologies Engineering Ltd.	1,000	2,962
Singapore Telecommunications Ltd.	3,000	8,276
StarHub Ltd.	1,000	3,342
Wilmar International Ltd.	1,000	2,442
		51,248
Spain
Banco Bilbao Vizcaya Argentaria SA	1,187	14,159
Banco Santander SA	2,228	19,168
Banco Santander SA - Rights	2,228	448
Gamesa Corp. Tecnologica SA	134	1,469
Indra Sistemas SA	130	2,302
International Consolidated Airlines Group SA	151	1,033
Mapfre SA	802	3,307
Obrascon Huarte Lain SA	32	1,350
Tecnicas Reunidas SA	48	2,522
Telefonica SA	899	13,846
		59,604
Sweden
Alfa Laval AB	84	2,035
Atlas Copco AB, Class A	209	5,663
Investment AB Kinnevik, Class B	71	2,783
Sandvik AB	201	2,812
Scania AB, Class B	137	2,799
SKF AB, Class B	85	2,249
Telefonaktiebolaget LM Ericsson, Class B	603	7,384
Volvo AB, Class B	359	4,747
		30,472
Switzerland
ABB Ltd., Registered Shares	425	10,571
Cie Financiere Richemont SA, Class A	103	9,528
Clariant AG	116	2,186
DKSH Holding AG	21	1,429
Dufry AG	11	1,723
Givaudan SA, Registered Shares	2	2,957
Glencore Xstrata PLC	2,400	12,654
Reference Entity - Long	Shares	Value
Switzerland (concluded)
Holcim Ltd., Registered Shares	55	$3,992
Julius Baer Group Ltd.	55	2,666
Nestle SA, Registered Shares	579	41,961
OC Oerlikon Corp. AG, Registered Shares	108	1,699
Schindler Holding AG, Participation Certificates	25	3,620
SGS SA, Registered Shares	2	4,522
Sika AG	1	3,291
Sulzer AG, Registered Shares	12	1,807
The Swatch Group AG	9	5,349
Syngenta AG, Registered Shares	16	5,657
		115,612
United Kingdom
3i Group PLC	369	2,261
Afren PLC	688	1,681
Aggreko PLC	50	1,268
Anglo American PLC	249	5,871
Antofagasta PLC	164	2,280
Ashmore Group PLC	270	1,442
Aveva Group PLC	31	1,095
BG Group PLC	652	10,959
British American Tobacco PLC	333	15,890
Burberry Group PLC	76	1,804
Cairn Energy PLC	384	1,362
CSR PLC	179	1,943
Diageo PLC	446	13,227
Eurasian Natural Resources Corp. PLC	448	1,602
Evraz PLC	520	726
Fresnillo PLC	145	1,811
G4S PLC	317	1,241
Gulf Keystone Petroleum Ltd.	493	1,276
HSBC Holdings PLC	3,296	33,823
International Personal Finance PLC	162	1,236
Intertek Group PLC	55	2,557
Investec PLC	201	1,293
Kazakhmys PLC	189	552
Lonmin PLC	147	738
Man Group PLC	696	932
Mondi PLC	167	2,527
Noble Corp. PLC	90	2,793
Old Mutual PLC	963	2,725
Petrofac Ltd.	64	1,215
Premier Oil PLC	183	815
Randgold Resources Ltd.	34	2,337
Rexam PLC	270	2,185
Rotork PLC	28	1,132
Royal Dutch Shell PLC, Class B	1,169	42,759
SABMiller PLC	282	12,670
Standard Chartered PLC	421	8,556
Tullow Oil PLC	182	2,356
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
United Kingdom (concluded)
Vedanta Resources PLC	95	$1,256
Vodafone Group PLC	8,879	32,903
		225,099
United States
Advanced Micro Devices, Inc.	236	809
The AES Corp.	83	1,167
Air Lease Corp.	35	1,102
Altera Corp.	66	2,206
Applied Materials, Inc.	259	4,356
Atmel Corp.	142	1,187
Avon Products, Inc.	76	1,132
Broadcom Corp., Class A	102	3,036
Bunge Ltd.	33	2,500
Caterpillar, Inc.	111	10,424
Citigroup, Inc.	540	25,612
Cliffs Natural Resources, Inc.	57	1,101
Corning, Inc.	272	4,681
Cree, Inc.	42	2,538
Dresser-Rand Group, Inc.	26	1,482
Dril-Quip, Inc.	14	1,408
Expeditors International of Washington, Inc.	73	2,983
Fluor Corp.	33	2,507
FMC Corp.	33	2,331
Herbalife Ltd.	35	2,253
The Home Depot, Inc.	255	19,597
Intel Corp.	897	22,012
IPG Photonics Corp.	18	1,204
Jabil Circuit, Inc.	69	1,240
Kansas City Southern	25	2,640
KBR, Inc.	51	1,596
KLA-Tencor Corp.	38	2,336
Kosmos Energy Ltd.	128	1,324
Lam Research Corp.	37	1,873
Lear Corp.	16	1,157
LSI Corp.	184	2,030
Marvell Technology Group Ltd.	170	2,538
Maxim Integrated Products, Inc.	66	1,997
MGM Resorts International	115	2,801
Microchip Technology, Inc.	70	3,140
Micron Technology, Inc.	213	4,908
The Mosaic Co.	75	3,349
Newfield Exploration Co.	49	1,214
Newmont Mining Corp.	110	2,376
Nu Skin Enterprises, Inc., Class A	20	1,703
NVIDIA Corp.	135	2,119
ON Semiconductor Corp.	151	1,262
Pall Corp.	38	3,044
QUALCOMM, Inc.	310	23,008
Royal Gold, Inc.	25	1,399
Samsonite International SA	600	1,645
SanDisk Corp.	43	2,991
Reference Entity - Long	Shares	Value
United States (concluded)
Schlumberger Ltd.	243	$21,280
Skyworks Solutions, Inc.	68	2,057
Teradyne, Inc.	66	1,241
Texas Instruments, Inc.	213	9,031
Visteon Corp.	17	1,377
Western Digital Corp.	47	4,050
Wynn Resorts Ltd.	21	4,566
Yum! Brands, Inc.	83	5,573
		240,493
Net Value of Reference Entity – Goldman Sachs & Co.		$1,459,195

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	8

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2014, expiration dates 12/03/14-9/15/15:

Reference Entity - Long	Shares	Value
Brazil
AMBEV SA	14,000	$93,343
AMBEV SA, ADR	4,955	32,406
Banco do Brasil SA	4,700	40,685
Bradespar SA, Preference Shares	16,600	153,395
Braskem SA - ADR	4,784	72,478
Braskem SA, Preference A Shares	800	6,159
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	7,444	284,882
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	6,400	247,699
Cia Paranaense de Energia - ADR	8,564	98,143
Estacio Participacoes SA	1,300	10,079
Even Construtora e Incorporadora SA	2,600	7,714
Hypermarcas SA	1,900	12,007
Itau Unibanco Holding SA, Preference Shares - ADR	695	8,507
Klabin SA, Preference Shares	2,600	13,295
Petroleo Brasileiro SA - ADR	4,711	56,061
Petroleo Brasileiro SA, Preference Shares	7,400	45,076
Randon Participacoes SA, Preference Shares	19,300	74,537
Suzano Papel e Celulose SA, Preference 'A' Shares	2,300	9,073
Vale SA, Preference Shares - ADR	22,020	270,405
Vale SA, Preference A Shares	10,800	134,259
		1,670,203
Chile
Enersis SA - ADR	10,541	139,879
China
Agile Property Holdings Ltd.	34,000	31,225
Agricultural Bank of China Ltd., Class H	6,000	2,619
Anta Sports Products Ltd.	25,000	36,504
Bank of China Ltd., Class H	320,000	135,066
BBMG Corp., Class H	163,500	127,862
BYD Electronic International Co., Ltd.	16,000	7,916
China Citic Bank Corp. Ltd., Class H	5,000	2,398
China Communications Construction Co., Ltd., Class H	572,000	416,258
China Construction Bank Corp., Class H	280,000	193,969
China Merchants Bank Co., Ltd., Class H	161,000	283,588
Reference Entity - Long	Shares	Value
China (concluded)
China National Building Material Co., Ltd., Class H	10,000	$9,614
China Oilfield Services Ltd., Class H	126,000	337,910
China Petroleum & Chemical Corp. - ADR	3,566	281,108
China Petroleum & Chemical Corp., Class H	139,200	109,953
China Railway Construction Corp., Class H	195,000	162,681
China Railway Group Ltd., Class H	38,000	16,892
China Shanshui Cement Group Ltd.	39,000	12,805
Chongqing Rural Commercial Bank, Class H	12,000	5,093
CSR Corp. Ltd., Class H	10,000	7,274
Evergrande Real Estate Group Ltd.	31,000	12,402
Fosun International Ltd.	23,000	24,729
GOME Electrical Appliances Holding Ltd.	2,379,000	412,332
Greentown China Holdings Ltd.	32,500	46,315
Guangzhou Automobile Group Co., Ltd., Class H	6,000	5,985
Guangzhou R&F Properties Co., Ltd., Class H	70,400	93,766
Haitong Securities Co., Ltd., Class H	7,200	10,595
Industrial & Commercial Bank of China Ltd., Class H	90,000	55,490
Kingboard Chemical Holdings Ltd.	8,000	17,879
New China Life Insurance Co., Ltd., Class H	3,800	11,307
People's Insurance Co. Group of China Ltd., Class H	25,000	10,821
Ping An Insurance Group Co. of China Ltd., Class H	13,500	109,105
Shanghai Industrial Holdings Ltd.	33,000	109,964
Sihuan Pharmaceutical Holdings Group Ltd.	10,000	10,708
Sinopec Shanghai Petrochemical Co., Ltd., Class H	16,000	4,551
Sinopharm Group Co., Ltd., Class H	4,800	13,537
Tencent Holdings Ltd.	8,200	574,901
Tingyi Cayman Islands Holding Corp.	20,000	51,745
Zhejiang Expressway Co., Ltd., Class H	292,000	260,616
Zhuzhou CSR Times Electric Co., Ltd., Class H	3,000	9,251
ZTE Corp., Class H	2,800	5,800
		4,032,534
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
Czech Republic
Komercni Banka AS	92	$19,958
Hong Kong
Belle International Holdings Ltd.	33,000	35,733
China Agri-Industries Holdings Ltd.	20,000	8,886
China Everbright Ltd.	6,000	8,143
China Lumena New Materials Corp.	394,000	69,903
China Power International Development Ltd.	111,000	37,339
China Resources Cement Holdings Ltd.	74,000	50,502
China Travel International Inv HK	76,000	14,485
COSCO Pacific Ltd.	18,000	23,032
Far East Horizon Ltd.	7,000	5,060
Franshion Properties China Ltd.	68,000	21,757
Geely Automobile Holdings Ltd.	380,000	155,290
Guangdong Investment Ltd.	22,000	20,294
Haier Electronics Group Co., Ltd.	23,000	66,720
Huabao International Holdings Ltd.	42,000	21,267
Lee & Man Paper Manufacturing Ltd.	9,000	6,026
Nine Dragons Paper Holdings Ltd.	27,000	23,060
Poly Property Group Co., Ltd.	20,000	9,506
Shenzhen International Holdings Ltd.	60,000	7,791
Shenzhen Investment Ltd.	518,000	184,786
Sun Art Retail Group Ltd.	16,000	20,948
		790,528
Hungary
OTP Bank PLC	1,057	19,346
India
Dr Reddy's Laboratories Ltd. - ADR	6,999	291,999
HDFC Bank Ltd. - ADR	1,949	60,984
Infosys Ltd. - ADR	1,290	75,568
Wipro Ltd. - ADR	22,763	294,553
		723,104
Indonesia
Bank Negara Indonesia Persero Tbk PT	39,000	13,985
Indo Tambangraya Megah Tbk PT	3,000	6,590
Telekomunikasi Indonesia Persero Tbk PT, ADR	5,810	210,729
		231,304
Israel
Check Point Software Technologies Ltd.	843	55,157
Malaysia
AMMB Holdings Bhd	6,700	14,657
Axiata Group Bhd	15,300	29,996
Reference Entity - Long	Shares	Value
Malaysia (concluded)
British American Tobacco Malaysia Bhd	600	$10,901
Hong Leong Bank Bhd	8,900	37,519
Hong Leong Financial Group Bhd	800	3,786
IJM Corp. Bhd	4,600	8,140
Malayan Banking Bhd	32,300	93,058
MISC Bhd	31,000	55,602
MMC Corp. Bhd	4,000	3,336
PPB Group Bhd	2,100	9,681
RHB Capital Bhd	2,300	5,282
Sime Darby Bhd	3,300	8,868
Telekom Malaysia Bhd	2,100	3,457
Tenaga Nasional Bhd	152,500	537,631
		821,914
Mexico
Alfa SAB de CV, Series A	16,300	45,948
Arca Continental SAB de CV	20,600	113,105
Controladora Comercial Mexicana SAB de CV	2,000	7,586
Fomento Economico Mexicano SAB de CV	11,000	99,670
Fomento Economico Mexicano SAB de CV - ADR	3,029	273,337
Gruma SAB de CV	6,000	48,784
Grupo Aeroportuario del Pacifico SAB de CV, Class B	55,700	302,115
Grupo Carso SAB de CV, Series A1	3,300	17,235
Grupo Financiero Inbursa SAB de CV, Series O	13,400	33,415
Grupo Lala SAB de CV	10,300	21,949
Grupo Mexico SAB de CV, Series B	21,800	70,564
Grupo Televisa SAB - ADR	5,632	163,666
Grupo Televisa SAB CPO	14,700	85,536
Industrias CH SAB de CV, Series B	900	5,398
Kimberly-Clark de Mexico SAB de CV, Class A	168,800	430,393
OHL Mexico SAB de CV	3,500	8,615
Wal-Mart de Mexico SAB de CV, Series V	30,100	72,020
		1,799,336
Panama
Copa Holdings SA, Class A	2,783	363,738
Peru
Compania de Minas Buenaventura SA - ADR	10,739	133,164
Credicorp Ltd.	143	18,864
Southern Copper Corp.	898	25,126
		177,154
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	10

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
Philippines
Bank of the Philippine Islands	807	$1,578
Metropolitan Bank & Trust Co.	4	7
Philippine Long Distance Telephone Co.	45	2,689
Philippine Long Distance Telephone Co. - ADR	5,059	301,415
Universal Robina Corp.	4,100	10,672
		316,361
Poland
Bank Millennium SA	2,651	6,814
Cyfrowy Polsat SA	922	5,764
Kernel Holding SA	286	3,448
KGHM Polska Miedz SA	5,695	197,399
Polski Koncern Naftowy Orlen SA	218	2,676
Powszechny Zaklad Ubezpieczen SA	506	66,142
Synthos SA	2,980	4,780
Telekomunikacja Polska SA	42,997	143,232
		430,255
Republic of Korea
Amorepacific Corp.	24	22,559
Amorepacific Group	22	9,657
CJ CGV Co., Ltd.	470	21,112
CJ Corp.	80	8,774
Coway Co., Ltd.	308	19,959
Daewoo International Corp.	260	9,904
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,250	39,779
Dongbu Insurance Co., Ltd.	564	28,084
Dongkuk Steel Mill Co., Ltd.	300	3,379
Doosan Corp.	256	32,500
Doosan Infracore Co., Ltd.	670	8,044
E-Mart Co., Ltd.	140	33,745
GSretail Co., Ltd.	110	2,604
Hana Tour Service, Inc.	40	2,651
Hanmi Pharm Co., Ltd.	2	259
Hanwha Corp.	4,660	156,818
Hanwha Life Insurance Co., Ltd.	1,280	8,725
Hyosung Corp.	337	21,050
Hyundai Engineering & Construction Co., Ltd.	2,203	119,077
Hyundai Hysco Co., Ltd.	73	2,633
Hyundai Mobis	213	61,005
Hyundai Securities Co., Ltd.	770	4,103
Hyundai Steel Co.	409	28,807
Hyundai Wia Corp.	87	12,979
Industrial Bank of Korea	1,870	21,583
Kangwon Land, Inc.	730	22,943
KCC Corp.	28	12,752
KEPCO Plant Service & Engineering Co., Ltd.	79	4,128
Reference Entity - Long	Shares	Value
Republic of Korea (concluded)
Korea Aerospace Industries Ltd.	21,020	$621,510
Korea Investment Holdings Co., Ltd.	240	8,784
Korea Petrochemical Ind Co., Ltd.	68	4,740
Korea Zinc Co., Ltd.	47	14,964
KT&G Corp.	730	51,629
LG Fashion Corp.	1,080	29,401
Lotte Chemical Corp.	119	23,049
Lotte Confectionery Co., Ltd.	12	20,853
LOTTE Himart Co., Ltd.	36	2,593
LS Corp.	101	7,880
LS Industrial Systems Co., Ltd.	81	5,000
Maeil Dairy Industry Co., Ltd.	509	20,176
Mirae Asset Securities Co., Ltd.	180	5,965
Neowiz Games Corp.	228	3,572
NongShim Co., Ltd.	20	5,063
Orion Corp.	15	12,199
Poongsan Corp.	710	17,241
POSCO	71	19,738
POSCO, -ADR	542	36,851
S-1 Corp.	191	13,857
Samsung Card Co., Ltd.	220	7,115
Samsung Electronics Co., Ltd.	153	181,184
Shinsegae Co., Ltd.	37	7,900
SK C&C Co., Ltd.	1,086	125,496
SK Chemicals Co., Ltd.	1,027	55,764
SK Networks Co., Ltd.	710	5,557
Sung Kwang Bend Co., Ltd.	1,260	26,709
Sungwoo Hitech Co., Ltd.	3,718	53,178
		2,107,581
Russia
Aeroflot - Russian Airlines OJSC	30,500	72,079
Gazprom OAO	108,700	450,681
Gazprom OAO - ADR	27,866	229,477
Lukoil OAO	5,398	305,716
Lukoil OAO - ADR	2,060	116,954
MegaFon OAO - GDR	477	14,214
Severstal OAO	6,200	50,085
Surgutneftegas OAO	208,700	160,340
Surgutneftegas OAO, Preference Shares	407,300	294,242
Tatneft OAO	8,130	45,292
Tatneft OAO, ADR	3,448	113,720
		1,852,800
South Africa
African Rainbow Minerals Ltd.	809	15,989
Anglo American Platinum Ltd.	366	14,618
AngloGold Ashanti Ltd.	1,078	15,699
Aspen Pharmacare Holdings Ltd.	1,826	41,405
AVI Ltd.	645	2,981
Barloworld Ltd.	1,080	10,166
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
South Africa (concluded)
Bidvest Group Ltd.	1,576	$35,256
Clicks Group Ltd.	546	2,802
FirstRand Ltd.	59,548	167,451
Harmony Gold Mining Co., Ltd.	1,752	5,008
Harmony Gold Mining Co., Ltd. - ADR	6,110	17,597
Imperial Holdings Ltd.	3,939	65,675
Investec Ltd.	1,206	7,726
Liberty Holdings Ltd.	412	4,246
Life Healthcare Group Holdings Ltd.	6,347	20,297
Mediclinic International Ltd.	1,543	9,935
MMI Holdings Ltd.	5,200	11,048
Mondi Ltd.	367	5,578
Mr. Price Group Ltd.	13,987	173,235
Naspers Ltd., Class N	2,255	231,988
Netcare Ltd.	41,194	82,622
Pick n Pay Stores Ltd.	1,997	8,175
Redefine Properties Ltd.	11,907	9,484
Reunert Ltd.	1,085	6,237
RMB Holdings Ltd.	1,118	4,332
Sanlam Ltd.	10,101	43,454
Sasol Ltd.	3,081	148,244
Sasol Ltd., ADR	6,005	289,381
The Spar Group Ltd.	1,368	14,773
Standard Bank Group Ltd.	7,797	82,395
Steinhoff International Holdings Ltd.	7,785	32,158
Vodacom Group Ltd.	22,379	236,940
Woolworths Holdings Ltd.	4,079	22,292
		1,839,187
Sweden
Hoganas AB, -B	313	16,172
Taiwan
Acer, Inc.	12,000	7,088
Advantech Co., Ltd.	3,000	18,733
AU Optronics Corp.	182,000	52,892
Catcher Technology Co., Ltd.	3,000	19,900
Chicony Electronics Co., Ltd.	2,000	5,105
Chimei Materials Technology Corp.	84,000	110,632
China Metal Products	200	244
Chunghwa Telecom Co., Ltd. - ADR	9,707	285,386
Compeq Manufacturing Co., Ltd.	534,000	296,881
E.Sun Financial Holding Co., Ltd.	22,000	13,639
Everlight Electronics Co., Ltd.	61,000	145,004
Far Eastern Department Stores Ltd.	83,770	76,162
Far Eastern New Century Corp.	254,280	262,205
Feng Hsin Iron & Steel Co.	4,000	6,844
First Financial Holding Co., Ltd.	67,725	40,488
Formosa Taffeta Co., Ltd.	10,000	10,569
Gintech Energy Corp.	67,000	68,086
Reference Entity - Long	Shares	Value
Taiwan (concluded)
Hiwin Technologies Corp.	1,000	$9,052
Hon Hai Precision Industry Co., Ltd.	67,000	187,170
Hon Hai Precision Industry Co., Ltd. - GDR	6,411	34,619
Hua Nan Financial Holdings Co., Ltd.	26,550	14,955
Innolux Corp.	40,000	13,871
Inotera Memories, Inc.	194,000	149,111
Inventec Co., Ltd.	514,000	474,219
King Slide Works Co., Ltd.	2,000	21,848
Motech Industries, Inc.	86,000	151,736
Novatek Microelectronics Corp.	2,000	8,040
Pou Chen Corp.	175,000	241,910
President Chain Store Corp.	44,000	294,619
Realtek Semiconductor Corp.	4,070	11,068
Ruentex Industries Ltd.	2,190	5,257
Siliconware Precision Industries Co.	6,000	7,229
Siliconware Precision Industries Co. - ADR	2,064	11,785
Solartech Energy Corp.	55,000	44,870
Taiflex Scientific Co., Ltd.	86,000	158,878
Taishin Financial Holding Co., Ltd.	29,000	13,691
Taiwan Cement Corp.	114,000	166,419
Taiwan Cooperative Financial Holding Co., Ltd.	66,060	35,617
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	17,240	291,701
Taiwan Semiconductor Manufacturing Co., Ltd.	144,000	495,857
Teco Electric and Machinery Co., Ltd.	6,000	6,517
United Microelectronics Corp.	62,000	25,371
United Microelectronics Corp., ADR	1,759	3,553
Vanguard International Semiconductor Corp.	108,000	118,177
Walsin Lihwa Corp.	10,000	3,107
Wistron Corp.	11,000	9,072
Wistron NeWeb Corp.	61,000	155,761
		4,584,938
Thailand
Bangkok Bank PCL - NVDR	8,700	45,119
Bangkok Dusit Medical Services PCL - NVDR	2,100	7,498
Bank of Ayudhya PCL - NVDR	11,900	11,794
Banpu PCL - NVDR	7,200	5,752
BEC World PCL - NVDR	4,900	6,922
BEC World PCL, Foreign Registered Shares	121,300	171,790
Charoen Pokphand Foods PCL - NVDR	13,700	11,809
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	12

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
Thailand (concluded)
CP ALL PCL - NVDR	26,100	$30,963
Home Product Center PCL	12,300	3,177
Indorama Ventures PCL - NVDR	7,700	4,825
IRPC PCL - NVDR	32,500	3,068
Kasikornbank PCL - NVDR	3,800	19,551
Krung Thai Bank PCL - NVDR	17,400	8,792
Minor International PCL	6,700	4,221
PTT Exploration & Production PCL - NVDR	3,100	14,365
PTT Global Chemical PCL, Foreign Registered Shares	105,400	227,499
PTT PCL - NVDR	4,900	40,932
Siam Commercial Bank PCL - NVDR	10,100	45,497
Thai Oil PCL - NVDR	3,300	5,262
True Corp. PCL - NVDR	26,400	5,758
		674,594
Turkey
Arcelik AS	1,313	6,487
BIM Birlesik Magazalar AS	1,129	19,313
Enka Insaat ve Sanayi AS	56,014	159,786
Eregli Demir ve Celik Fabrikalari TAS	43,764	52,611
Haci Omer Sabanci Holding AS	28,951	95,994
Tofas Turk Otomobil Fabrikasi A/S	786	3,697
Turkiye Halk Bankasi	3,598	17,823
Turkiye Sise ve Cam Fabrikalari A/S	17,064	18,900
		374,611
United Kingdom
British American Tobacco PLC	526	25,229
SABMiller PLC	2,057	92,264
		117,493
Total Reference Entity – Long		23,158,147

Reference Entity - Short
Argentina
MercadoLibre, Inc.	(2,507)	(241,900)
Brazil
Aliansce Shopping Centers SA	(2,900)	(19,684)
ALL - America Latina Logistica SA	(800)	(2,191)
Anhanguera Educacional Participacoes SA	(62,100)	(326,808)
BB Seguridade Participacoes SA	(1,200)	(11,288)
BR Properties SA	(28,100)	(197,017)
BRF SA - ADR	(16,562)	(292,816)
CCR SA	(3,300)	(21,250)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	(557)	(5,085)
Reference Entity - Short	Shares	Value
Brazil (concluded)
Cia Hering	(1,500)	$(16,658)
EcoRodovias Infraestrutura e Logistica SA	(8,200)	(41,794)
Embraer SA - ADR	(8,592)	(263,689)
Equatorial Energia SA	(21,500)	(198,229)
Gol Linhas Aereas Inteligentes SA - ADR	(13,703)	(53,853)
Marcopolo SA	(1,500)	(3,220)
Telefonica Brasil SA - ADR	(14,613)	(277,647)
Tim Participacoes SA	(40,100)	(210,034)
		(1,941,263)
Chile
Latam Airlines Group SA - ADR	(10)	(139)
Sociedad Quimica y Minera de Chile SA - ADR	(8,232)	(205,059)
		(205,198)
China
Aluminum Corp. of China Ltd. - ADR	(359)	(3,181)
China COSCO Holdings Co., Ltd., Class H	(5,000)	(2,094)
China Longyuan Power Group Corp., Class H	(333,000)	(401,031)
China Shipping Container Lines Co., Ltd.	(29,000)	(6,821)
China Shipping Development Co., Ltd., Class H	(6,000)	(3,592)
CNOOC Ltd. - ADR	(39)	(6,007)
ENN Energy Holdings Ltd.	(12,000)	(77,642)
Haitian International Holdings Ltd.	(1,000)	(2,169)
Li Ning Co., Ltd.	(89,500)	(71,549)
Shui On Land Ltd.	(170,000)	(53,735)
Tsingtao Brewery Co., Ltd., Class H	(20,000)	(146,693)
Uni-President China Holdings Ltd.	(120,000)	(108,556)
		(883,070)
Hong Kong
Beijing Enterprises Holdings Ltd.	(13,000)	(109,831)
Brilliance China Automotive Holdings Ltd.	(100,000)	(152,419)
China Everbright International Ltd.	(24,000)	(31,586)
China Gas Holdings Ltd.	(8,000)	(11,208)
China Mengniu Dairy Co., Ltd.	(51,000)	(233,600)
China Resources Enterprise Ltd.	(112,000)	(332,462)
China Resources Gas Group Ltd.	(4,000)	(12,352)
China Singyes Solar Technologies Holdings Ltd.	(14,000)	(15,892)
China State Construction International Holdings Ltd.	(82,000)	(148,629)
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Short	Shares	Value
Hong Kong (concluded)
GCL-Poly Energy Holdings Ltd.	(143,000)	$(48,437)
		(1,096,416)
Indonesia
Indocement Tunggal Prakarsa Tbk PT	(4,800)	(8,814)
Indofood Sukses Makmur Tbk PT	(40,000)	(22,866)
Unilever Indonesia Tbk PT	(4,000)	(9,401)
XL Axiata Tbk PT	(25,000)	(9,950)
		(51,031)
Malaysia
Genting Plantations Bhd	(1,700)	(5,247)
Petronas Dagangan Bhd	(2,500)	(22,896)
		(28,143)
Mexico
America Movil SAB de CV, Series L	(75,300)	(80,401)
America Movil SAB de CV - ADR, Series L	(13,886)	(295,216)
Cemex SAB de CV	(1,400)	(1,730)
Cemex SAB de CV - ADR	(13,777)	(170,422)
Coca-Cola Femsa SAB de CV, ADR	(44)	(4,675)
Compartamos SAB de CV	(30,500)	(54,733)
Empresas ICA SAB de CV	(84,100)	(162,427)
Mexichem SAB de CV	(133,503)	(463,577)
		(1,233,181)
Philippines
Aboitiz Equity Ventures, Inc.	(30,800)	(35,235)
Energy Development Corp.	(53,000)	(6,138)
		(41,373)
Poland
Jastrzebska Spolka Weglowa SA	(2,430)	(35,540)
Republic of Korea
CrucialTec Co., Ltd.	(2,529)	(25,736)
Daewoo Engineering & Construction Co., Ltd.	(17,490)	(110,731)
Danal Co., Ltd.	(865)	(7,190)
GS Engineering & Construction Corp.	(2,360)	(73,122)
Hyundai Heavy Industries Co., Ltd.	(675)	(139,510)
Hyundai Mipo Dockyard	(4,110)	(659,341)
NAVER Corp.	(12)	(7,571)
Nexen Tire Corp.	(1,080)	(14,787)
OCI Co., Ltd.	(66)	(11,567)
Samsung Electro-Mechanics Co., Ltd.	(264)	(16,294)
Samsung Engineering Co., Ltd.	(8,825)	(587,989)
Samsung Fine Chemicals Co., Ltd.	(1,890)	(71,349)
Reference Entity - Short	Shares	Value
Republic of Korea (concluded)
Samsung Fire & Marine Insurance Co., Ltd.	(318)	$(73,406)
Samsung Heavy Industries Co., Ltd.	(120)	(3,723)
Samsung SDI Co., Ltd.	(1,398)	(185,489)
WeMade Entertainment Co., Ltd.	(955)	(37,353)
		(2,025,158)
Russia
AK Transneft OAO, Preference Shares	(94)	(214,505)
MMC Norilsk Nickel OJSC	(550)	(84,339)
Novolipetsk Steel OJSC - GDR	(7,817)	(112,374)
RusHydro JSC	(1,126,000)	(17,777)
Uralkali OJSC - GDR	(1,076)	(26,084)
		(455,079)
South Africa
Exxaro Resources Ltd.	(21,170)	(285,784)
Impala Platinum Holdings Ltd.	(11,784)	(123,104)
Massmart Holdings Ltd.	(49,773)	(542,723)
Northam Platinum Ltd.	(9,944)	(37,252)
Remgro Ltd.	(17,269)	(288,860)
Sappi Ltd.	(11,439)	(35,403)
Shoprite Holdings Ltd.	(6,740)	(86,869)
		(1,399,995)
Taiwan
China Airlines Ltd.	(254,000)	(89,347)
Chipbond Technology Corp.	(54,000)	(82,327)
Chong Hong Construction Co.	(5,000)	(13,446)
Compal Electronics, Inc.	(204,000)	(151,654)
Evergreen Marine Corp. Taiwan Ltd.	(809,000)	(474,512)
FLEXium Interconnect, Inc.	(36,000)	(108,330)
Formosa Petrochemical Corp.	(196,000)	(494,219)
Foxconn Technology Co., Ltd.	(227,450)	(510,945)
Hotai Motor Co., Ltd.	(1,000)	(12,138)
HTC Corp.	(77,000)	(345,293)
Lotus Pharmaceutical Co., Ltd.	(11,000)	(32,931)
Nan Kang Rubber Tire Co., Ltd.	(4,000)	(4,847)
Phison Electronics Corp.	(26,000)	(162,677)
Radium Life Tech Co., Ltd.	(4,000)	(3,051)
ScinoPharm Taiwan Ltd.	(3,240)	(9,068)
Standard Foods Corp.	(29,850)	(87,692)
Taiwan Glass Industry Corp.	(17,000)	(16,619)
Ton Yi Industrial Corp.	(203,000)	(200,249)
Tripod Technology Corp.	(9,000)	(16,328)
TTY Biopharm Co., Ltd.	(69,000)	(204,165)
U-Ming Marine Transport Corp.	(22,000)	(36,503)
Unimicron Technology Corp.	(30,000)	(22,892)
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	14

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Short	Shares	Value
Taiwan (concluded)
Winbond Electronics Corp.	(92,000)	$(22,175)
		(3,101,408)
Thailand
Bangkok Dusit Medical Services PCL	(1,500)	(5,362)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(19,022)	(192,831)
Coca-Cola Icecek A/S	(118)	(2,471)
Turkcell Iletisim Hizmetleri AS - ADR	(6,750)	(84,038)
		(279,340)
Total Reference Entity - Short		(13,023,457)
Net Value of Reference Entity – Goldman Sachs & Co.		$10,134,690

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2014, expiration date 6/13/14:

Reference Entity - Long	Shares	Value
Brazil
AES Tiete SA, Preference Shares	13,200	$103,270
AMBEV SA	5,500	36,670
Banco Bradesco SA, Preference Shares	9,700	105,149
Banco do Brasil SA	3,500	30,297
Banco Santander Brasil SA	4,400	20,530
Bradespar SA, Preference Shares	12,200	112,736
Braskem SA, Preference A Shares	7,700	59,283
CCR SA	5,400	34,773
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,000	38,703
Cia Energetica de Minas Gerais, Preference Shares	4,184	24,151
Cia Energetica de Sao Paulo, Preference 'B' Shares	1,000	9,560
Cia Paranaense de Energia, Preference B Shares	5,900	68,040
Companhia de Saneamento de Minas Gerais - COPASA	400	5,216
EcoRodovias Infraestrutura e Logistica SA	1,400	7,136
EDP - Energias do Brasil SA	1,500	5,998
Estacio Participacoes SA	11,100	86,059
Itau Unibanco Holding SA, Preference Shares	14,400	180,682
Itausa - Investimentos Itau SA, Preference Shares	48,900	170,616
Klabin SA, Preference Shares	11,900	60,850
Petroleo Brasileiro SA, Preference Shares	56,600	344,772
Tractebel Energia SA	100	1,430
Vale SA, Preference A Shares	29,800	370,455
		1,876,376
Chile
AES Gener SA	18,236	9,025
Aguas Andinas SA, Class A	16,377	10,468
Banco de Chile	83,580	10,279
Banco de Credito e Inversiones	144	7,712
Companhia Cervecerias Unidas SA	2,635	28,070
Enersis SA	938,418	247,978
		313,532
China
Agile Property Holdings Ltd.	56,000	51,430
Agricultural Bank of China Ltd., Class H	124,000	54,132
Air China Ltd., Class H	12,000	7,815
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
China (continued)
Anhui Conch Cement Co., Ltd., Class H	7,000	$27,001
Bank of China Ltd., Class H	296,000	124,936
Brilliance China Automotive Holdings Ltd.	14,000	21,339
China Citic Bank Corp. Ltd., Class H	46,000	22,065
China Communications Construction Co., Ltd., Class H	561,000	408,253
China Construction Bank Corp., Class H	321,000	222,371
China Lesso Group Holdings Ltd.	107,000	66,093
China Life Insurance Co., Ltd., Class H	43,000	117,040
China Merchants Bank Co., Ltd., Class H	53,500	94,236
China Oilfield Services Ltd., Class H	30,000	80,455
China Petroleum & Chemical Corp., Class H	226,000	178,516
China Railway Construction Corp., Class H	11,000	9,177
China Railway Group Ltd., Class H	201,000	89,350
China Shanshui Cement Group Ltd.	175,000	57,457
China Shipping Container Lines Co., Ltd., Class H	26,000	6,116
China Telecom Corp. Ltd., Class H	74,000	33,999
China ZhengTong Auto Services Holdings Ltd.	128,000	77,701
Country Garden Holdings Co., Ltd.	23,000	12,508
Dongfeng Motor Group Co., Ltd., Class H	128,000	188,469
Fosun International Ltd.	24,500	26,341
GOME Electrical Appliances Holding Ltd.	733,000	127,045
Great Wall Motor Co., Ltd., Class H	29,000	136,479
Greentown China Holdings Ltd.	12,500	17,813
Guangzhou R&F Properties Co., Ltd., Class H	13,200	17,581
Industrial & Commercial Bank of China Ltd., Class H	332,000	204,698
Jiangsu Expressway Co., Ltd., Class H	10,000	12,555
Kingboard Chemical Holdings Ltd.	5,000	11,174
Kingsoft Corp. Ltd.	41,000	133,787
Lenovo Group Ltd.	56,000	72,223
Ping An Insurance Group Co. of China Ltd., Class H	11,500	92,941
Shanghai Industrial Holdings Ltd.	10,000	33,322
Sunac China Holdings Ltd.	17,000	10,208
Tencent Holdings Ltd.	9,600	673,055
Tingyi Cayman Islands Holding Corp.	74,000	191,456
Reference Entity - Long	Shares	Value
China (concluded)
Zhejiang Expressway Co., Ltd., Class H	190,000	$169,579
		3,880,716
Colombia
Almacenes Exito SA	763	10,030
Cementos Argos SA	1,951	8,062
Corporación Financiera Colombiana SA	197	3,469
Ecopetrol SA	26,107	45,585
Grupo Argos SA	1,923	17,170
Grupo de Inversiones Suramericana SA	1,587	24,168
Interconexion Electrica SA	4,360	16,048
Isagen SA ESP	8,850	12,907
		137,439
Czech Republic — 0.0%
Telefonica O2 Czech Republic	910	13,189
Egypt — 0.1%
Telecom Egypt	10,596	22,955
Hong Kong
China Merchants Holdings International Co., Ltd.	8,000	27,223
China Mobile Ltd.	5,500	52,483
China Overseas Land & Investment Ltd.	24,000	64,424
China Power International Development Ltd.	9,000	3,027
China Resources Cement Holdings Ltd.	78,000	53,232
China Unicom Hong Kong Ltd.	30,000	39,117
COSCO Pacific Ltd.	14,000	17,914
Far East Horizon Ltd.	6,000	4,337
Franshion Properties China Ltd.	22,000	7,039
Geely Automobile Holdings Ltd.	135,000	55,169
Guangdong Investment Ltd.	16,000	14,759
Hang Lung Group Ltd.	1,000	4,574
Henderson Land Development Co., Ltd.	400	2,152
Huabao International Holdings Ltd.	177,000	89,624
KWG Property Holding Ltd.	146,000	76,092
Lee & Man Paper Manufacturing Ltd.	7,000	4,687
Nine Dragons Paper Holdings Ltd.	59,000	50,391
Poly Property Group Co., Ltd.	54,000	25,667
REXLot Holdings Ltd.	975,000	152,148
Shenzhen International Holdings Ltd.	662,500	86,027
Shenzhen Investment Ltd.	20,000	7,135
Shimao Property Holdings Ltd.	6,500	14,198
Wharf Holdings Ltd.	1,000	6,807
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	16

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
Hong Kong (concluded)
Yuexiu Property Co., Ltd.	34,000	$6,948
		865,174
India
HDFC Bank Ltd. - ADR	7,196	225,163
ICICI Bank Ltd. - ADR	3,703	119,126
Infosys Ltd. - ADR	3,797	222,428
		566,717
Indonesia
Bank Rakyat Indonesia Persero Tbk PT	143,600	98,133
Bumi Serpong Damai PT	46,000	5,446
Telekomunikasi Indonesia Persero Tbk PT	363,800	67,462
		171,041
Malaysia
AirAsia Bhd	10,000	6,754
Axiata Group Bhd	19,900	39,014
British American Tobacco Malaysia Bhd	2,600	47,237
DiGi.Com Bhd	17,200	24,131
Genting Malaysia Bhd	15,000	19,507
IJM Corp. Bhd	1,300	2,301
IOI Properties Group Sdn Bhd	4,733	3,819
MISC Bhd	108,700	194,967
PPB Group Bhd	1,100	5,071
Sapurakencana Petroleum Bhd	75,500	98,918
Sime Darby Bhd	11,100	29,828
Telekom Malaysia Bhd	50,900	83,791
Tenaga Nasional Bhd	30,400	107,174
		662,512
Mexico
Arca Continental SAB de CV	10,500	57,650
Fomento Economico Mexicano SAB de CV	15,800	143,162
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,300	7,051
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,600	74,444
Grupo Mexico SAB de CV, Series B	14,000	45,316
Kimberly-Clark de Mexico SAB de CV, Class A	68,600	174,911
Wal-Mart de Mexico SAB de CV, Series V	9,000	21,534
		524,068
Philippines
Ayala Land, Inc.	31,200	17,969
Reference Entity - Long	Shares	Value
Philippines (concluded)
Philippine Long Distance Telephone Co.	380	$22,706
SM Prime Holdings, Inc.	41,400	14,137
Universal Robina Corp.	96,420	250,976
		305,788
Poland
Enea SA	1,198	4,749
Kernel Holding SA	438	5,281
PGE SA	4,514	23,587
Tauron Polska Energia SA	7,068	9,576
Telekomunikacja Polska SA	24,158	80,476
		123,669
Republic of Korea
Amorepacific Corp.	138	129,714
CJ CGV Co., Ltd.	250	11,230
CJ Corp.	117	12,831
Cosmax, Inc.	605	30,686
Daesang Corp.	980	32,113
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,190	69,693
Doosan Corp.	3,698	469,476
Doosan Infracore Co., Ltd.	1,920	23,052
Green Cross Corp.	218	26,614
Hanjin Heavy Industries & Construction Co., Ltd.	5,050	62,686
Hanwha Corp.	19,250	647,798
Hanwha Life Insurance Co., Ltd.	6,930	47,236
Hyosung Corp.	980	61,215
Hyundai Engineering & Construction Co., Ltd.	835	45,134
Hyundai Heavy Industries Co., Ltd.	179	36,996
Hyundai Mobis	457	130,889
Hyundai Motor Co.	1,069	232,000
Hyundai Steel Co.	2,047	144,174
KCC Corp.	384	174,885
Korea Aerospace Industries Ltd.	3,580	105,852
Korea Electric Power Corp.	1,570	51,194
Korea Petrochemical Ind Co., Ltd.	296	20,633
Korea Zinc Co., Ltd.	82	26,107
KT Corp.	290	8,392
KT Skylife Co., Ltd.	4,130	106,847
LG Corp.	549	29,196
LG Hausys Ltd.	149	21,645
LiHOM-CUCHEN Co., Ltd.	1,852	11,358
Lotte Chemical Corp.	101	19,563
Lotte Chilsung Beverage Co., Ltd.	61	92,325
Lotte Shopping Co., Ltd.	60	21,226
NAVER Corp.	26	16,405
NongShim Co., Ltd.	279	70,629
Partron Co., Ltd.	411	5,129
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
Republic of Korea (concluded)
Poongsan Corp.	1,410	$34,239
POSCO	296	82,288
Samsung C&T Corp.	180	9,789
Samsung Electronics Co., Ltd.	550	651,315
Samsung SDI Co., Ltd.	4	531
Shinhan Financial Group Co., Ltd.	2,450	103,391
SK C&C Co., Ltd.	25	2,889
SK Chemicals Co., Ltd.	1,226	66,570
SK Holdings Co., Ltd.	150	24,978
SK Networks Co., Ltd.	11,790	92,276
SK Telecom Co., Ltd.	72	14,507
Sungwoo Hitech Co., Ltd.	1,270	18,165
Woori Finance Holdings Co., Ltd.	2,210	25,283
		4,121,144
Russia
Aeroflot - Russian Airlines OJSC	1,100	2,600
Federal Hydrogenerating Co. JSC	651,000	10,278
Gazprom OAO	22,540	93,453
Inter RAO Ues OAO	21,800,000	6,559
Lukoil OAO	1,174	66,490
Lukoil OAO - ADR	3,111	176,623
Mobile Telesystems - ADR	2,879	49,663
Mobile Telesystems OJSC	3,151	25,762
Severstal OAO	9,000	72,704
Surgutneftegas OAO	131,900	101,336
Surgutneftegas OAO - ADR	16,026	123,063
Surgutneftegas OAO, Preference Shares	619,346	447,428
Tatneft OAO, ADR	1,600	52,770
		1,228,729
Singapore
CapitaLand Ltd.	10,000	21,539
South Africa
Clicks Group Ltd.	3,514	18,035
FirstRand Ltd.	26,943	75,765
Imperial Holdings Ltd.	126	2,101
Investec Ltd.	1,246	7,982
Life Healthcare Group Holdings Ltd.	5,858	18,733
MTN Group Ltd.	8,351	149,127
Netcare Ltd.	11,881	23,829
The Spar Group Ltd.	4,463	48,195
Vodacom Group Ltd.	20,154	213,382
		557,149
Spain
Cemex Latam Holdings SA	637	4,266
Taiwan
Asustek Computer, Inc.	16,000	146,793
AU Optronics Corp.	152,000	44,173
Reference Entity - Long	Shares	Value
Taiwan (concluded)
Cathay Financial Holding Co., Ltd.	45,000	$67,671
Champion Microelectronic Corp.	9,000	24,654
Chimei Materials Technology Corp.	70,000	92,193
Chunghwa Telecom Co., Ltd.	23,000	68,945
Compeq Manufacturing Co., Ltd.	122,000	67,827
Everlight Electronics Co., Ltd.	113,000	268,614
Far Eastern Department Stores Ltd.	169,390	154,006
Farglory Land Development Co., Ltd.	4,000	6,406
Formosa Chemicals & Fibre Corp.	37,000	96,912
Gintech Energy Corp.	51,000	51,827
Grape King Bio Ltd.	6,000	26,077
Hon Hai Precision Industry Co., Ltd.	63,000	175,996
Inotera Memories, Inc.	9,000	6,918
Inventec Co., Ltd.	38,000	35,059
Merry Electronics Co., Ltd.	18,000	103,429
Nan Ya Plastics Corp.	83,000	180,880
Neo Solar Power Corp.	27,000	31,510
Novatek Microelectronics Corp.	14,000	56,280
PChome Online, Inc.	4,000	27,745
Pou Chen Corp.	243,000	335,909
President Chain Store Corp.	29,000	194,180
Radiant Opto-Electronics Corp.	15,000	65,103
Ruentex Development Co., Ltd.	5,000	8,775
Siliconware Precision Industries Co.	10,000	12,048
Synnex Technology International Corp.	17,000	28,823
Taiflex Scientific Co., Ltd.	4,000	7,390
Taiwan Cement Corp.	165,000	240,869
Taiwan Mobile Co., Ltd.	8,000	23,474
Taiwan Semiconductor Manufacturing Co., Ltd.	70,000	241,042
Taiwan Styrene Monomer	85,000	61,193
Tong Hsing Electronic Industries Ltd.	7,000	35,875
Uni-President Enterprises Corp.	26,000	42,668
Wistron NeWeb Corp.	239,000	610,277
Yuanta Financial Holding Co., Ltd.	44,000	24,430
		3,665,971
Thailand
Advanced Info Service PCL - NVDR	6,000	38,001
Airports of Thailand PCL - NVDR	2,600	13,487
BEC World PCL, Foreign Registered Shares	24,600	34,839
Central Pattana PCL - NVDR	8,400	9,545
Glow Energy PCL - NVDR	3,100	6,352
Kasikornbank PCL - NVDR	6,600	33,958
Nawarat Patanakarn PCL	6,112	110
PTT Exploration & Production PCL - NVDR	4,500	20,852
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	18

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Long	Shares	Value
Thailand (concluded)
PTT Global Chemical PCL - NVDR	8,900	$19,159
PTT Global Chemical PCL, Foreign Registered Shares	6,200	13,382
Siam Cement PCL - NVDR	2,300	28,311
Siam Cement PCL, Foreign Registered Shares	9,400	114,606
Thai Union Frozen Products PCL	1,800	3,803
		336,405
Turkey
BIM Birlesik Magazalar AS	2,896	49,541
Enka Insaat ve Sanayi AS	42,403	120,959
Haci Omer Sabanci Holding AS	18,033	59,793
TAV Havalimanlari Holding AS	21,002	157,997
Turkiye Halk Bankasi	19,801	98,084
		486,374
United Kingdom
British American Tobacco PLC	1,728	82,883
Old Mutual PLC	40,129	114,019
		196,902
Total Reference Entity - Long		20,081,655

Reference Entity - Short
Brazil
Anhanguera Educacional Participacoes SA	(3,300)	(17,366)
BR Properties SA	(100)	(701)
Natura Cosmeticos SA	(300)	(4,882)
		(22,949)
China
Aluminum Corp. of China Ltd., Class H	(30,000)	(10,673)
Biostime International Holdings Ltd.	(3,000)	(25,863)
China COSCO Holdings Co., Ltd., Class H	(816,000)	(341,745)
China Eastern Airlines Corp. Ltd.	(10,000)	(3,397)
China Longyuan Power Group Corp., Class H	(47,000)	(56,602)
China Medical System Holdings Ltd.	(2,000)	(2,285)
Comtec Solar Systems Group Ltd.	(10,000)	(1,816)
ENN Energy Holdings Ltd.	(42,000)	(271,746)
Hengan International Group Co., Ltd.	(40,000)	(430,299)
Li Ning Co., Ltd.	(147,500)	(117,916)
Longfor Properties Co., Ltd.	(16,000)	(22,094)
PetroChina Co., Ltd.	(50,000)	(48,200)
Reference Entity - Short	Shares	Value
China (concluded)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(132,000)	$(155,590)
SOHO China Ltd.	(32,000)	(25,385)
Sun Art Retail Group Ltd.	(263,000)	(344,338)
Sunny Optical Technology Group Co., Ltd.	(3,000)	(2,445)
Tsingtao Brewery Co., Ltd., Class H	(26,000)	(190,701)
Uni-President China Holdings Ltd.	(30,000)	(27,139)
Weichai Power Co., Ltd., Class H	(4,000)	(15,200)
Wumart Stores, Inc.	(3,000)	(3,838)
Zijin Mining Group Co., Ltd., Class H	(80,000)	(16,994)
		(2,114,266)
Hong Kong
Beijing Enterprises Holdings Ltd.	(8,500)	(71,813)
China Everbright International Ltd.	(12,000)	(15,793)
China Gas Holdings Ltd.	(16,000)	(22,416)
China Mengniu Dairy Co., Ltd.	(52,000)	(238,180)
China Resources Gas Group Ltd.	(2,000)	(6,176)
China State Construction International Holdings Ltd.	(76,000)	(137,754)
GCL-Poly Energy Holdings Ltd.	(1,877,000)	(635,772)
Kunlun Energy Co., Ltd.	(16,000)	(26,412)
Sinopec Kantons Holdings Ltd.	(36,000)	(42,008)
		(1,196,324)
India
Larsen & Toubro Ltd. - GDR	(3,363)	(52,533)
Malaysia
Maxis Bhd	(138,400)	(287,847)
Petronas Dagangan Bhd	(22,800)	(208,808)
		(496,655)
Mexico
Alpek SA de CV	(4,200)	(8,366)
Cemex SAB de CV	(17,100)	(21,135)
Empresas ICA SAB de CV	(41,300)	(79,765)
Industrias CH SAB de CV, Series B	(17,900)	(107,368)
Minera Frisco SAB de CV, Series A-1	(66,000)	(104,029)
		(320,663)
Poland
Jastrzebska Spolka Weglowa SA	(1,428)	(20,885)
Polski Koncern Naftowy Orlen SA	(7,873)	(96,645)
		(117,530)
Republic of Korea
CJ Korea Express Co., Ltd.	(312)	(30,912)
Daewoo Engineering & Construction Co., Ltd.	(11,440)	(72,428)
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock Emerging Market Allocation Portfolio

Reference Entity - Short	Shares	Value
Republic of Korea (concluded)
GS Engineering & Construction Corp.	(3,770)	$(116,809)
Interflex Co., Ltd.	(1,056)	(20,100)
OCI Co., Ltd.	(1,166)	(204,354)
Orion Corp/Republic of Korea	(142)	(115,485)
SK Hynix, Inc.	(1,090)	(37,980)
S-Oil Corp.	(2,752)	(174,763)
Samsung Electro-Mechanics Co., Ltd.	(3,219)	(198,673)
Samsung Engineering Co., Ltd.	(1,136)	(75,689)
Samsung Fine Chemicals Co., Ltd.	(190)	(7,173)
Samsung Heavy Industries Co., Ltd.	(950)	(29,477)
		(1,083,843)
Russia
Magnit OJSC - GDR	(11,184)	(588,790)
MegaFon OAO - GDR	(829)	(24,703)
MMC Norilsk Nickel OJSC - ADR	(6,229)	(94,637)
NovaTek OAO - GDR	(1,733)	(211,532)
Novolipetsk Steel OJSC - GDR	(6,396)	(91,946)
Rosneft OAO - GDR	(39,426)	(269,642)
Uralkali OJSC - GDR	(7,653)	(185,523)
VTB Bank OJSC - GDR	(58,935)	(149,356)
		(1,616,129)
South Africa
Anglo American Platinum Ltd.	(1,529)	(61,070)
Taiwan
Acer, Inc.	(247,000)	(145,884)
Chicony Electronics Co., Ltd.	(9,000)	(22,971)
China Motor Corp.	(17,000)	(15,764)
China Petrochemical Development Corp.	(450,000)	(198,538)
Chipbond Technology Corp.	(22,000)	(33,540)
Evergreen Marine Corp. Taiwan Ltd.	(16,000)	(9,385)
FLEXium Interconnect, Inc.	(2,000)	(6,018)
Foxconn Technology Co., Ltd.	(43,050)	(96,708)
Reference Entity - Short	Shares	Value
Taiwan (concluded)
G Tech Optoelectronics Corp.	(85,000)	$(107,517)
HannStar Display Corp.	(15,000)	(5,102)
Hotai Motor Co., Ltd.	(41,000)	(497,656)
HTC Corp.	(59,000)	(264,575)
Innolux Corp.	(109,000)	(37,799)
Kenda Rubber Industrial Co., Ltd.	(1,000)	(2,156)
MStar Semiconductor, Inc.	(21,000)	(230,118)
Newmax Technology Co., Ltd.	(6,000)	(13,039)
Radium Life Tech Co., Ltd.	(103,543)	(78,966)
Standard Foods Corp.	(28,000)	(82,257)
Tripod Technology Corp.	(7,000)	(12,700)
TTY Biopharm Co., Ltd.	(7,000)	(20,712)
Winbond Electronics Corp.	(358,000)	(86,288)
Wintek Corp.	(787,000)	(261,784)
Wistron Corp.	(22,000)	(18,144)
Yang Ming Marine Transport Corp.	(316,000)	(137,323)
		(2,384,944)
Thailand
Banpu PCL	(61,900)	(49,693)
Home Product Center PCL	(63,400)	(16,421)
IRPC PCL	(86,600)	(8,185)
Minor International PCL	(197,400)	(124,384)
Thai Oil PCL	(5,700)	(9,109)
		(207,792)
Turkey
Arcelik AS	(8,479)	(41,892)
Coca-Cola Icecek A/S	(154)	(3,225)
Turkcell Iletisim Hizmetleri AS	(40,158)	(198,367)
		(243,484)
Total Reference Entity - Short		(9,918,182)
Net Value of Reference Entity – UBS AG		$10,163,473
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	20

Consolidated Schedule of Investments (concluded)	BlackRock Emerging Market Allocation Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the Portfolio's investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Foreign Agency Obligations	—	$5,153,671	—	$5,153,671
Foreign Government Obligations	—	18,650,954	—	18,650,954
Investment Companies	$2,307,459	—	—	2,307,459
Short-Term Securities	19,895,068	—	—	19,895,068
Total	$22,202,527	$23,804,625	—	$46,007,152

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$(22,943)	—	$(22,943)

[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Portfolio's assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash pledged as collateral for swaps of $38,471 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2014	21

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: March 25, 2014